BASIC AND DILUTED LOSS PER SHARE (Schedule of Basic and Diluted Loss Per Share) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Basic and diluted earnings per share [abstract]
Loss attributable to equity holders of the Company	$ 9,983	$ 10,795	$ 10,304
Income from change in fair value of financial liabilities at fair value	155		135
Loss used for the computation of diluted loss per share	$ 10,138	$ 10,795	$ 10,439
Weighted average number of ordinary shares used in the computation of basic loss per share	18,417,093	12,146,729	7,955,447
Add: Weighted average number of additional shares issuable upon the assumed conversion/exercise of preferred shares and warrants to issue preferred shares and shares	146,582		27,955
Weighted average number of ordinary shares used in the computation of diluted loss per share	18,563,675	12,146,729	7,983,402
Basic loss per ordinary share	$ 0.54	$ 0.89	$ 1.30
Diluted loss per ordinary share	$ 0.55	$ 0.89	$ 1.31